RELATED PARTIES (Details Narrative) - USD ($)							12 Months Ended
	Feb. 22, 2024	Dec. 21, 2023	Feb. 22, 2023	Dec. 29, 2022	Jun. 03, 2022	Feb. 07, 2022	Dec. 31, 2024	Dec. 31, 2023	Apr. 15, 2024	Mar. 12, 2024	Apr. 18, 2023
Related Party Transaction [Line Items]
Due to related party							$ 516,883	$ 174,837
Professional fees							120,000	120,000
Outstanding amount of service fee							0	96,129
Unsecured promissory note					$ 150,000
Outstanding balance							0	0
Annual website service fees	$ 537		$ 784				559	784
Related Party [Member]
Related Party Transaction [Line Items]
Loan borrowed							623,449	165,000
TenX Global Capital LP [Member]
Related Party Transaction [Line Items]
Maximum borrowing capacity										$ 400,000
Loan borrowed							287,046	0
Extension Note [Member]
Related Party Transaction [Line Items]
Loan borrowed		$ 165,000							$ 715,000
Amount drawdowns used for extension payments		$ 715,000
Extension Note [Member] | Related Party [Member]
Related Party Transaction [Line Items]
Loan borrowed							220,000	$ 165,000
AlphaVest Holding, LP [Member] | Peace Capital Limited [Member]
Related Party Transaction [Line Items]
Transferred shares											1,035,000
Over-Allotment Option [Member]
Related Party Transaction [Line Items]
Sale of stock, number of shares issued				40,500
Founder Shares [Member]
Related Party Transaction [Line Items]
Sale of stock, number of shares issued						1,725,000
Deferred offering costs						$ 25,000
Founder Shares [Member] | Over-Allotment Option [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Shares subject to forfeiture to underwriters						225,000
TenX Global Capital LP [Member]
Related Party Transaction [Line Items]
Administrative expenses							$ 10,000